Loans (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impaired Loans
Unpaid contractual principal balance	$ 19,505,000	$ 22,501,000	$ 22,659,000
Recorded investment with no allowance	1,008,000	1,672,000	495,000
Recorded investment with allowance	17,256,000	19,616,000	20,848,000
Recorded investment in impaired loans	18,264,000	21,288,000	21,343,000
Related allowance	789,000	9,908,000	996,000
Average outstanding impaired loans	19,201,000	21,848,000	21,895,000
Interest income recognized	1,003,000	1,250,000	1,344,000
Commercial loans (not secured by real estate)
Impaired Loans
Unpaid contractual principal balance	282,000	515,000	180,000
Recorded investment with no allowance	49,000	211,000	92,000
Recorded investment with allowance	170,000	244,000	84,000
Recorded investment in impaired loans	219,000	455,000	176,000
Related allowance	2,000	5,000	0
Average outstanding impaired loans	271,000	564,000	134,000
Interest income recognized	19,000	32,000	9,000
Consumer loans (not secured by real estate)
Impaired Loans
Unpaid contractual principal balance	8,000	41,000	100,000
Recorded investment with no allowance	0	0	0
Recorded investment with allowance	4,000	37,000	96,000
Recorded investment in impaired loans	4,000	37,000	96,000
Related allowance	0	1,000	2
Average outstanding impaired loans	11,000	60,000	105,000
Interest income recognized	1,000	5,000	7,000
Total Real Estate Loan
Impaired Loans
Unpaid contractual principal balance	19,215,000	21,945,000	22,379,000
Recorded investment with no allowance	959,000	1,461,000	403,000
Recorded investment with allowance	17,082,000	19,335,000	20,668,000
Recorded investment in impaired loans	18,041,000	20,796,000	21,071,000
Related allowance	787,000	913,000	994,000
Average outstanding impaired loans	18,919,000	21,224,000	21,656,000
Interest income recognized	983,000	1,213,000	1,328,000
Single-family residential
Impaired Loans
Unpaid contractual principal balance	5,138,000	5,302,000	5,152,000
Recorded investment with no allowance	524,000	379,000	403,000
Recorded investment with allowance	4,374,000	4,466,000	4,243,000
Recorded investment in impaired loans	4,898,000	4,845,000	4,646,000
Related allowance	86,000	33,000	36,000
Average outstanding impaired loans	6,017,000	4,741,000	4,678,000
Interest income recognized	253,000	262,000	269,000
Commercial
Impaired Loans
Unpaid contractual principal balance	2,138,000	2,999,000	1,879,000
Recorded investment with no allowance	435,000	1,082,000	0
Recorded investment with allowance	1,608,000	1,891,000	1,871,000
Recorded investment in impaired loans	2,043,000	2,973,000	1,871,000
Related allowance	11,000	14,000	7,000
Average outstanding impaired loans	2,385,000	2,940,000	1,822,000
Interest income recognized	109,000	139,000	91,000
Construction and Land Development
Impaired Loans
Unpaid contractual principal balance	73,000	108,000	183,000
Recorded investment with no allowance	0	0	0
Recorded investment with allowance	73,000	108,000	183,000
Recorded investment in impaired loans	73,000	108,000	183,000
Related allowance	3,000	4,000	7,000
Average outstanding impaired loans	82,000	134,000	231,000
Interest income recognized	6,000	8,000	12,000
Single-Family Residential - Banco de la Gente Non-Tradtional
Impaired Loans
Unpaid contractual principal balance	11,753,000	13,417,000	15,165,000
Recorded investment with no allowance	0	0	0
Recorded investment with allowance	10,922,000	12,753,000	14,371,000
Recorded investment in impaired loans	10,922,000	12,753,000	14,371,000
Related allowance	687,000	862,000	944,000
Average outstanding impaired loans	10,325,000	13,380,000	14,925,000
Interest income recognized	609,000	798,000	$ 956,000
Multifamily and Farmland
Impaired Loans
Unpaid contractual principal balance	113,000	119,000
Recorded investment with no allowance	0	0
Recorded investment with allowance	105,000	117,000
Recorded investment in impaired loans	105,000	117,000
Related allowance	0	0
Average outstanding impaired loans	110,000	29,000
Interest income recognized	$ 6,000	$ 6,000